Fair Value Measurements (Details 4) - Embedded derivatives [Member] - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial liabilities, Beginning Balance	$ (1,160)	$ (804)		$ (465)		$ (361)
Total realized/unrealized gains (losses) included in Net income	99	(182)	[1]	(182)	[2]	(57)	[3]
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0	0		0		0
Purchases and issuances	(183)	(221)		(192)		(73)
Sales and settlements	46	47		35		26
Transfers into Level 3	0	0		0		0
Transfers out of Level 3	0	0		0		0
Financial liabilities, Ending Balance	$ (1,198)	$ (1,160)		$ (804)		$ (465)

[1]	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects gains related to the unlocking of actuarial assumptions of $58 million in 2014.
[2]	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects gains related to the unlocking of actuarial assumptions of $2 million in 2013.
[3]	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects gains related to the unlocking of actuarial assumptions of $36 million in 2012.